Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 12 — FAIR VALUE MEASUREMENTS

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2025

	Fair Value
Description	Level 1	Level 2	Level 3
Liabilities
Conversion event liability	$—	$—	$726,944
Warrant Liability – Private Placement Warrants	$—	$—	$7,238,000

December 31, 2024

	Fair Value
Description	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$3,237,676	$—	$—
Liabilities
Conversion event liability	$—	$—	$684,887
Warrant Liability – Public Warrants	$—	$—	$2,300,000
Warrant Liability – Private Placement Warrants	$—	$—	$1,880,000

The Company utilized an independent third party to model the valuation of the conversion event liability using a probability weighted calculation valuing the convertible promissory note with and without the conversion event feature. Included in the model are assumptions related to the Company’s stock price, discount rate, probability of closing on its proposed Business Combination, expected time until closing of its proposed Business Combination, and a market adjustment for the implied probability of closing on its proposed Business Combination.

The Company estimates the discount rate based on the term matched yield. The probability of closing on a proposed Business Combination is based on an analysis of peer companies completing a business combination compared to liquidating. The years to expiration is based on the expected time until closing on its proposed Business Combination. And the model has a market adjustment for implied probability of acquisition based on an analysis of peer companies’ closing stock price, rights coverage and share rights price.

The following table provides significant inputs used to determine the fair value of the convertible promissory note conversion event liability:

	December 31, 2025	December 31, 2024
Share price	$6.50	$10.01
Discount rate	14.5%	8.7%
Probability of close	90.0%	60.0%
Years to expiration	0.25	0.38
Market adjustment for implied probability of acquisition	NA %	9.82%

As of December 31, 2024, the Company’s Public Warrants were traded on a market exchange. At December 31, 2024, there was insufficient trading activity to utilize market prices to determine the fair value of the Public Warrants. The Company utilized an independent third party to value the Public Warrants and Private Placement Warrants using a binomial options pricing model, which involves Level 3 inputs.

Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate, dividend yield and probability of consummating a Business Combination. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the Public and Private Placement Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.

The Public and Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the Company’s consolidated balance sheets at December 31, 2025. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations. Upon closing of the Company’s Business Combination, the Company’s Public Warrants were reclassified from liabilities to stockholders’ equity.

The following table provides significant inputs to the independent third party’s pricing model for the fair value of the Public Warrants at December 31, 2025 and the Private Placement Warrants at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Share price	$6.50	$10.01
Exercise price	$11.50	$11.50
Years to expiration	4.95	5.38
Volatility	28.0%	1.6%
Risk-free rate	3.66%	4.30%
Dividend yield	0.00%	0.00%

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Private Placement Warrants	Public Warrants	Conversion Feature
Changes in fair value of financial liabilities measured with level 3:
January 1, 2025	$1,880,000	$2,300,000	$684,887
Initial value of October 2025 Conversion Event Liability	—	—	105,570
Reclassification from a liability classification to equity	—	(11,500,000)	—
Reclassification of Public Warrants to Level 3	—	—	—
Change in fair value	5,358,000	9,200,000	(63,513)
December 31, 2025	$7,238,000	$—	$726,944
	Private Placement Warrants	Public Warrants	Conversion Feature
Changes in fair value of financial liabilities measured with level 3:
January 1, 2024	$940,000	$—	$—
Initial value of Conversion Event Liability	—	—	667,066
Reclassification of Public Warrants to Level 3	—	575,000	—
Change in fair value	940,000	1,725,000	17,821
December 31, 2024	$1,880,000	$2,300,000	$684,887

Investments Held in Trust Account

At December 31, 2024, the Company’s Trust Account held investments primarily in Money Market Funds which are invested in U.S. Treasury Securities. The assets held in the Trust Account at December 31, 2024 within the consolidated balance sheets represent a Level 1 fair value measurement based upon the observable valuation nature of the respective investments. Upon the close of the Business Combination on December 31, 2025, the Trust Account was liquidated with the Company receiving $280,694, net of expenses paid to the trustee.